SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash And Cash Equivalents	$ 615,749	$ 326,713
Working Capital (excluding Cash And Cash Equivalents)	1,485,887	1,899,674
Total Working Capital	$ 2,101,636	$ 2,226,387